Loss per share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Loss per share
Loss per share

The computation of basic (loss)/earnings per share (“EPS”) is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Net loss attributable to the parent	(602)	(3,881)	(2,973)	(181)
Less: Allocation to participating securities	—	—	—	—
Net loss available to stockholders	(602)	(3,881)	(2,973)	(181)
Effect of dilution	—	—	—	—
Diluted net loss available to stockholders	(602)	(3,881)	(2,973)	(181)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Basic earnings per share:
Weighted average number of common shares outstanding	100	504	505	501
Diluted earnings per share:
Effect of dilution	—	—	—	—
Weighted average number of common shares outstanding adjusted for the effects of dilution	100	504	505	501

The basic and diluted loss per share are as follows:

	Successor	Predecessor
(In $)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Basic loss per share	(6.02)	(7.71)	(5.89)	(0.36)
Diluted loss per share	(6.02)	(7.71)	(5.89)	(0.36)